Operations in hydrocarbon consortiums	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Operations in hydrocarbon consortiums
Note 29. Operations in hydrocarbon consortiums
29.1 General considerations
Hydrocarbon areas are operated by granting exploration permits or exploitation concessions by the federal or provincial government based on the free availability of hydrocarbons produced.

29.2 Oil and gas areas and interests in joint operations
As of December 31, 2022, 2021, and 2020, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:

Name	Location	Equity interest			Operator	Up to year
		2022	2021	2020
Argentina
Entre Lomas	Río Negro	100%	100%	100%	Vista Argentina	2026	(1)
Entre Lomas	Neuquén	100%	100%	100%	Vista Argentina	2026	(1)
Bajada del Palo Este	Neuquén	100%	100%	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	100%	100%	100%	Vista Argentina	2053
Agua Amarga - “Charco del Palenque”	Río Negro	100%	100%	100%	Vista Argentina	2034	(1)
Agua Amarga - “Jarilla Quemada”	Río Negro	100%	100%	100%	Vista Argentina	2040	(1)
Coirón Amargo Norte	Neuquén	84.62%	84.62%	84.62%	Vista Argentina	2036
Coirón Amargo Sur Oeste	Neuquén	—%	—%	10%	Shell Argentina S.A.	2053
Águila Mora	Neuquén	90%	90%	90%	Vista Argentina	2054
Jagüel de los Machos	Río Negro	100%	100%	100%	Vista Argentina	2025	(1)
25 de Mayo - Medanito S.E.	Río Negro	100%	100%	100%	Vista Argentina	2026	(1)
Acambuco - “San Pedrito”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2036
Acambuco - “Macueta”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—%	—%	16.9%	Alianza Petrolera Argentina S.A.	2021
Aguada Federal	Neuquén	100%	50%	—%	Vista Argentina	2050
Bandurria Norte	Neuquén	100%	50%	—%	Vista Argentina	2050

Mexico
Area CS-01	Tabasco	100%	100%	50%	Vista Holding II	2047
Area A-10	Tabasco	—%	—%	50%	Jaguar	2047
Area TM-01	Veracruz	—%	—%	50%	Jaguar	2047

(1)	For further information see Note 36.
Below is the summarized financial information on the joint operations involving the Company, which assets, liabilities, revenue and expenses are not fully consolidated in the Company’s financial statements. The summarized financial information disclosed below represents the amounts under IFRS of the related interests.

	As of December 31, 2022	As of December 31, 2021
Assets
Noncurrent assets	252,073	157,979
Current assets	13,702	9,051

Liabilities
Noncurrent liabilities	1,256	57,088
Current liabilities	55,106	61,704

	Year ended December 31,2022	Year ended December 31,2021	Year ended December 31,2020
Revenue from contracts with customers	—	3,200	2,490
Operating costs	(943)	(4,406)	(4,914)
Depreciation, depletion and amortization	(43,139)	(3,626)	—
Selling expenses	(351)	(275)	(4)
General and administrative expenses	(217)	(967)	(1,760)
Exploration expenses	—	(446)	(646)
Other operating income and expenses	2	(8,076)	(1,385)
Financial results, net	2,484	(586)	56

Total	(42,164)	(15,182)	(6,163)

29.3 Concessions and changes in working interests in oil and gas exploitation properties
29.3.1 Entre Lomas area
As of December 31, 2022 and 2021, Vista Argentina (formerly known as Petrolera Entre Lomas S.A. or “PELSA”) is the operator and holder of all hydrocarbon exploitation concessions in Entre Lomas (“ELo”), located in the Provinces of Río Negro and Neuquén. Concession agreements, renegotiated in 1991 and 1994, respectively, granted the free availability of Crude oil and Natural gas produced, and were effective through January 21, 2016.
On December 9, 2014, Vista Argentina reached a renegotiation agreement with the Province of Río Negro for the concession of 100% of ELo area, approved by Provincial Decree No. 1,706/2014, whereby the concession was extended for ten (10) years through January 2026, and undertook, among other conditions, to pay a fixed bonus and a contribution to the social development and institutional consolidation, a supplementary contribution equal to 3% of Crude oil and Natural gas production, and a major reserve and resource development and exploration plan, and environmental remediation.
Moreover, Neuquén’s provincial government agreed to extend ELo concession agreement related to the Province of Neuquén for 10 (ten) years through January 2026. Pursuant to the extension agreement, Vista Argentina agreed to invest ARS 237 million in future exploitation and exploration activities to be developed in the aforementioned operating concession. Royalties increased from the prior 12% rate to 15% and could go up to 18%, depending on future increases in the selling price of hydrocarbons produced.
For further information see Note 36.
29.3.2 Bajada del Palo Oeste and Bajada del Palo Este areas
On December 21, 2018, through Decree No. 2,357/18, the Province of Neuquén approved the division and conversion of the operating concession in Bajada del Palo; in two unconventional hydrocarbon operating concessions (“CENCH” by Spanish acronym)
so-called
Bajada del Palo Este and Bajada del Palo Oeste for 35 (thirty-five) years, including the payment of 12% royalties for the new production of unconventional formations. This decree replaces the conventional operating concession initially granted and determines the term of the concessions until December 21, 2053.
In turn, Vista Argentina paid the following items to the Province of Neuquén: (i) an exploitation bonus for 1,168; (ii) an infrastructure bonus for about 2,796; and (iii) 3,935 as corporate social responsibility. Vista Argentina also paid 1,102 as stamp tax and committed to a major reserve development and exploration plan in the area.
29.3.2.1 Farmout agreement I
On June 28, 2021, Vista Argentina entered into a farmout agreement with Trafigura (“farmout agreement I”), whereby it undertook to develop, initially, 5 (five) pads made up of 4 (four) wells each in Bajada del Palo Oeste area. Moreover, Trafigura may hold interests in up to 2 (two) additional pads under the same terms and conditions.
By virtue of the farmout agreement, a joint venture was established and Trafigura was entitled to contractual rights for 20% of hydrocarbon output in the pads under the agreement and bear 20% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.
As part of the farmout agreement, Trafigura agreed to pay to Vista Argentina 25,000 as follows: (i) a 5,000 down payment; and (ii) 4 (four) payments of 5,000 for each pad, which should be paid upon commencement of hydrocarbon production in each pads included in the farmout agreement I, which should be validated by Trafigura.
29.3.2.2 Farmout agreement II
As mentioned in Note 1.2.2, on October 11, 2022, the Company, Vista Argentina entered into a farmout agreement II with Trafigura, whereby it undertook to develop 3 (three) pads in Bajada del Palo Oeste area. Trafigura was entitled to contractual rights for 25% of hydrocarbon output in the pads under the agreement and bear 25% of investment costs, as well as royalties, direct taxes, and remainder operating and midstream costs.

Vista Argentina maintains the operation in Bajada del Palo Oeste and 100% ownership of CENCH.
29.3.3 Agua Amarga area
As of December 31, 2022 and 2021, Vista Argentina is the owner and operator of “Charco del Palenque” and “Jarilla Quemada” operating lots in Agua Amarga, located in the Province of Río Negro.
In 2007, Vista Argentina obtained the exploration permit in Agua Amarga, Province of Río Negro, through Provincial Decree No. 557/07, and the related agreement was signed on May 17, 2007. Based on the results of the exploration conducted in Agua Amarga, the Province of Río Negro granted the operating concession of Charco del Palenque through Provincial Decree No. 874 on October 28, 2009, as amended by Decree No. 922 of November 13, 2009, for 25 (twenty-five) years.
The enforcement authority of the Province of Río Negro accepted the addition of Meseta Filosa to Charco del Palenque concession previously granted through Provincial Decree No. 1,665 of November 8, 2011, published in the Official Bulletin No. 4,991 on December 1, 2011.
Then, the enforcement authority of the Province of Río Negro approved the addition of Charco del Palenque Sur to Charco del Palenque concession previously granted through Provincial Decree No. 1,199 of August 6, 2015. Besides, on that same day, Provincial Decree No. 1,207 granted the operating concession of Jarilla Quemada lot to Vista Argentina.
The operating concession on “Charco del Palenque” lot is effective through 2034 and the operating concession of “Jarilla Quemada” lot is in place until 2040.
For further information see Note 36.
29.3.4 Coirón Amargo Norte and Coirón Amargo Sur Oeste
Originally, the Joint operating agreement (“JOA”) Coirón Amargo owned an area located in the Province of Neuquén made up of an operating concession (“Coirón Amargo Norte”) and an evaluation lot (“Coirón Amargo Sur”) due in 2036 and 2017, respectively.
On July 11, 2016, the partners of UT Coirón Amargo signed agreements to assign their interests whereby the area was divided in 3 (three) independent lots: Coirón Amargo Norte (“CAN”), CASO and Coirón Amargo Sur Este (“CASE”) as detailed below:
Coirón Amargo Norte
CAN was made up of APCO Oil & Gas S.A.U. (“APCO SAU”, currently Vista Argentina), Madalena Energy Argentina S.R.L. (“Madalena”) and Gas y Petróleo de Neuquén S.A. (“G&P”) with 55%, 35% and 10%, respectively. Vista Argentina is the operator as from the date. The operating concession expires in 2036.
According to the Operating Committee’ minutes of December 28, 2017, the carry agreement was signed; thus, the contributions made and to be made will be recognized as higher assets or expenses, as the case may be, in terms of the amounts actually disbursed by them, regardless of contractual equity interests.
As from that date and until June 2020, Vista Argentina recognized its 61.11% interest in this joint operation, which is made up of its 55% contractual equity interest plus the 6.11% incremental portion acquired from G&P.
On July 7, 2020, due to the default in payment by partner Madalena and in agreement with Coirón Amargo Norte JOA, Vista Argentina, together with its partner G&P decided to remove Madalena from the agreement by subscribing addendum VIII to the venture agreement for the exploration and exploitation of CAN.
Ministry of Energy and Natural Resources Resolution No. 71/20 approved addendum VIII to the venture agreement and Decree No. 1,292/2020 of November 6, 2020, ratified such approval retroactively. Consequently, the Company, through its subsidiary Vista Argentina, increased its interest in the aforementioned JOA from 55% to 84.62% for no consideration.

As from that date, and maintaining the abovementioned carry system, the Company recognizes all its interests in this joint operation in its consolidated financial statements.
Coirón Amargo Sur Oeste
The partners of this joint operation were initially APCO SAU, O&G Development Ltd. S.A. (“O&G”, currently Shell Argentina S.A. or “Shell”) and G&P with 45%, 45% and 10%, respectively.
On August 22, 2018, Vista Argentina assigned to O&G a 35% nonoperated interest in CASO through the swap agreement described in Note 29.3.5.
On September 25, 2018, through Decree No. 1,578/18, CASO evaluation plot became a CENCH for 35 (thirty-five) years, maturing in 2053.
Through Decree No. 1,027/2021 of June 24, 2021, the Province of Neuquén approved the amendment of the venture agreement whereby Vista Argentina assigned its 10% working interest in the joint agreement over CASO area to Shell with retroactive effects as of April 1, 2021.
As of December 31, 2021, the Company received 15,000; and recognized a gain of 9,788 in “Other operating income” under “Gain from assets disposal” (see Note 10.1); and a disposal of 11,784 in “Property, plant and equipment” (see Note 13).
As December 31, 2022 and 2021, Vista Argentina has no interests whatsoever in CASO area.
29.3.5 Águila Mora
On August 22, 2018, APCO SAU signed an assignment agreement (the “Águila Mora swap agreement”) whereby:
(i) Vista Argentina assigned to O&G a 35% nonoperated working interest in CASO’s oil & gas properties;
(ii) O&G assigned to Vista Argentina a 90% operated working interest in Águila Mora’s oil and gas properties, plus a contribution up to 10,000 to refurbish its existing water infrastructure to benefit Shell and Vista Argentina operations.
Águila Mora swap agreement obtained the approvals from the Province of Neuquén on November 22, 2018. Therefore, as from that date, the Company retained a 10% working interest in CASO’s oil and gas properties and acquired a 90% working interest in Águila Mora’s oil and gas properties, becoming the operator according to the swap agreement. This transaction was measured at the fair value of the interest held by the participant assigned to O&G, and no profit or loss was booked as the result of the transaction.
Vista Argentina was notified of Decree No. 2,597 granted by the Province of Neuquén whereby G&P was granted the unconventional operating concession of Águila Mora area for 35 (thirty-five) years as from November 29, 2019 (renewable at due date provided that certain conditions are met for successive 10 (ten) year periods), replacing the unconventional exploration permit previously granted.
Vista Argentina maintains for such area a carry agreement for the interest in G&P and includes all its interests in this joint operation in the consolidated financial statements.
29.3.6. Jagüel de los Machos
As of December 31, 2022 and 2021, Vista Argentina is the owner and operator of “Jagüel de los Machos” operating lots located in the Province of Río Negro.
Presidential Decree No. 1,769/90 granted a 25 (twenty-five) year operating concession on Jagüel de los Machos area to Compañía Naviera Pérez Companc S.A.C.F.I.M.F.A. (predecessor of Pampa Energía S.A.). Then, through Province of Río Negro Decree No. 1,708/08, the operating concession was extended for 10 (ten) additional years, through September 6, 2025.

On April 4, 2018, Pampa Energía S.A. assigned to Vista Argentina 100% of its working interest in Jagüel de los Machos operating concession, and the Province of Río Negro issued Decree No. 806/19 approving such assignment on July 11, 2019.
For further information see Note 36.
29.3.7. 25 de Mayo – Medanito S.E.
As of December 31, 2022 and 2021, Vista Argentina is the owner and operator of “25 de Mayo – Medanito S.E.” operating lots located in the Province of Río Negro.
Presidential Decree No. 2,164/91 converted the agreement concerning 25 de Mayo-Medanito S.E. area into an operating concession for 25 years in favor of Compañía Naviera Pérez Companc S.A.C.F.I.M.F.A. (predecessor of Pampa Energía S.A.). Then, through Province of Río Negro Decree No. 1,708/08, the operating concession was extended for 10 (ten) additional years, through October 28, 2026.
On April 4, 2018, Pampa Energía S.A. assigned to Vista Argentina 100% of its interest in operating concession 25 de Mayo – Medanito S.E., and the Province of Río Negro issued Decree No. 806/19 approving such assignment on July 11, 2019.
For further information see Note 36.
29.3.8. Acambuco
The Company has a 1.5% working interest in operating concession Acambuco, located in the Northwest basin, Province of Salta. The operating concession operator is Pan American Energy LLC (Sucursal Argentina) with a 52% working interest. The remainder partners are YPF S.A., Shell, and Northwest Argentina Corporation with an equity of 22.5%, 22.5% and 1.5%, respectively.
The operating concession Acambuco includes two operating plots:
(i) San Pedrito, which was declared to be marketable on February 14, 2001, and expires in 2036; and
(i) Macueta, which was declared to be marketable on February 16, 2005, and expires in 2040.
29.3.9. Sur Rio Deseado Este
On March 21, 2021, the 25 (twenty-five) year term of Sur Río Deseado Este concession in the Golfo San Jorge basin, Province of Santa Cruz, in which Vista Argentina had a 16.94% interest, expired. The operator was Alianza Petrolera Argentina S.A. (“Alianza”) with a 79.05% interest, and SECRA S.A. had the remaining 4% interest. Moreover, Vista Argentina had a 44% interest in an exploration agreement in a portion of Sur Río Deseado concession; the operator of such agreement is Quintana E&P Argentina S.R.L.
As of the date of these financial statements, Alianza is going through the administrative formalities to complete the process to restore the area to the Province of Santa Cruz. The expenses required by such process should be assumed by the partners according to their interests in the area. Therefore, as of the date of issuance of these financial statements, Vista Argentina has no interest whatsoever in the operating concessions of Sur Río Deseado Este; and the results of assets and liabilities disposal it recognized in “Other operating income” under “Gain from assets disposal” for a total amount of 13 (see Note 10.1).
29.3.10 Aguada Federal and Bandurria Norte
On September 16, 2021, the Company, through its subsidiary Vista Holding I, acquired 100% of the shares directly and indirectly held in AFBN.
AFBN owns 50% of the nonoperated interest in the nonoperated concession of Aguada Federal granted by the Province of Neuquén that expires in 2050. As of the date of acquisition was operated by Wintershall, the owner of the remainder 50%.

Under the transaction terms, Vista made no advance payments, but assumed the cost of carry for nominal value of 77,000 related to 50% of all investments to develop the acquired areas, which were related to Winterhsall’s interests and that expire on December 31, 2023. AFBN carried about 6,203 cash on hand and cash in banks as of the date of this transaction.
As of December 31, 2021, pursuant to Company accounting policies including in Note 3.1.3, this transaction was recognized as an asset acquisition, recording an oil and gas property for 69,693 (see Note 13), mainly related to unconventional assets. These assets were booked at the cost of liabilities assumed under the carry agreement.
In addition, as mentioned in Note 1.2.1, on January 17, 2022, the Company, through its subsidiary Vista Argentina, acquired the remainder 50% of the interest operated in Bandurria Norte and Aguada Federal concessions from Wintershall; the Company became the area operator with con the 100% interest.
On September 14, 2022, the Province of Neuquén issued Presidential Decrees No. 1,851/22 and No. 1,852/22 approving the assignment by Wintershall to Vista Argentina of the assets located in the Bandurria Norte and Aguada Federal areas, respectively.
29.3.11 Oil and gas properties in Mexico
On October 29, 2018, the Company through its Mexican subsidiary Vista Holding II completed the acquisition, of the 50% working interest in the following oil and gas properties, which mature in 2047:
(i) Area
CS-01
(operated);
(ii) Area
A-10
(not operated); and
(iii) Area TM
-10
(not operated).
On August 3, 2020, the CNH approved the transfer of control of the operation in
CS-01
area; hence, the Company, through its Mexican subsidiary Vista Holding II, was appointed as the operator.
On December 1, 2020, Vista Holding II reached an agreement with Jaguar Exploración y Producción 2.3., S.A.P.I. de C.V (“Jaguar”) and Pantera Exploración y Producción 2.2., S.A.P.I de C.V. (“Pantera”), both organized under the laws of Mexico, regarding the assignment of all interest held by Vista Holding II in the hydrocarbon exploration and extraction license agreements in
A-10
and
TM-01
area to Pantera and Jaguar, respectively, as well as the assignment of Jaguar’s interest in area
CS-01
to Vista Holding II.
On March 25, 2021, the CNH approved the assignment of all interests in Jaguar’s rights over
CS-01
area in favor of Vista Holding II. On April 29, 2021, the CNH approved the assignments of all equity interests held by Vista Holding II in
TM-01
area to Jaguar, and in
A-10
area to Pantera.
On August 23, 2021, the Company through its subsidiary Vista Holding II completed assets transfer to Jaguar and Pantera, as follow: (i) the acquisition of a 50% working interest in
CS-01
(operated) area in addition to its 50% working interest, and (ii) the sale of its 50% working interest in
TM-01
and
A-10
(non-operating)
area. This transaction was agreed based on the cumulative costs incurred in each area.
As of December 31, 2021, as a result of this transaction the Company agreed to offset its accounts receivable from and payable to Jaguar and Pantera by 5,501; and recognized a disposal of 5,126 in “Property, plant and equipment”; and a net addition of 673 in “Other intangible assets” (see Notes 13 and 14). These transactions did not generate cash flows.
The Company also paid consideration of 850 for the year ended December 31, 2021, and it recognized a gain of 198 in “Other operating income” under “Gain from assets disposal” mainly arising from reimbursements of operational expenses (see Note 10.1).
On January 13, 2022, the Company, through its subsidiary Vista Holding II, exercising its right and obligation under the hydrocarbon exploration and extraction agreement, requested to the CNH the reduction and partial return of almost 36.6% of the contractual area operated in block
CS-01.
As of the date of issuance of these financial statements, the Company has begun the regulatory formalities with the CNH for the partial return of the area, which is expected to be completed by 2023.

29.4 Investment commitment
As of December 31, 2022, the Company has the following main commitments pending execution:
A-
Argentina
(i) in Entre Lomas (Province of Río Negro), to drill and complete 3 (three) development wells and 1 (one) extension well for an estimated cost of 9,000 (see Note 36 for further information);
(ii) in Entre Lomas (Province of Río Negro), to complete 9 (nine) workovers, and to abandon 2 (two) wells for an estimated cost of 4,500 (see Note 36 for further information);
(iii) in Bajada del Palo Este, to drill 3 (two) horizontal wells with its related facilities for an estimated cost of
 39,900;
(iv) in Águila Mora, to complete 2 (two) horizontal wells with its related facilities for an estimated cost of 15,500;
(v) in 25 de Mayo-Medanito S.E. and Jagüel de los Machos (Province of Río Negro), to drill and complete 2 (two) development wells for an estimated cost of 2,700 (see Note 36 for further information); and
(vi) in 25 de Mayo-Medanito S.E. and Jagüel de los Machos (Province of Río Negro), to complete 10 (ten) workovers and to abandon 19 (nineteen) wells for an estimated cost of 7,500 (see Note 36 for further information).
B-
Mexico
(i) to drill and complete 6 (six) wells in
CS-01
for an estimated cost of 18,000.
29.5 Well exploration costs
There are no balances or activity for costs of exploration wells for the years ended December 31, 2022, and 2021.